Supplemental Guarantor Information - Consolidated Statement of Income Statements (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Supplemental Statement of Income [Line Items]
Total revenues	$ 203,780	$ 10,376	$ 177,718	$ 152,360
Cost of goods sold	112,094	5,708	98,056	80,330
Gross profit	91,686	4,668	79,662	72,030
Administrative expenses	8,983	457	7,423	6,405
Selling expenses	55,927	2,848	48,039	41,879
Other (expenses) income, net	28,661		(3,812)	(1,748)
Interest expense, net	7,922		6,756	5,923
Foreign exchange (loss) gain, net	810	41	(1,792)	(1,459)
Other financing (expense) income, net	1,837		2,468	109
Income taxes	4,554	232	3,928	4,551
Share of the profit of subsidiaries, associates and joint ventures accounted for using the equity method, net of taxes	60	3	147	155
Consolidated net (loss) income	(11,654)	(594)	10,527	10,329
Equity holders of the parent	(12,802)	(652)	10,070	10,235
Non-controllinginterest	1,148	58	457	94
Consolidated net (loss) income	(11,654)	$ (594)	10,527	10,329
Coca-Cola FEMSA [member]
Supplemental Statement of Income [Line Items]
Total revenues	1		1	1
Gross profit	1		1	1
Administrative expenses	140		185	96
Other (expenses) income, net	(314)		(27)	12
Interest expense, net	3,717		2,140	1,198
Foreign exchange (loss) gain, net	846		(3,112)	(2,597)
Other financing (expense) income, net	(104)		(129)	105
Income taxes	238		(1,222)	(984)
Share of the profit of subsidiaries, associates and joint ventures accounted for using the equity method, net of taxes	(9,765)		14,440	13,024
Consolidated net (loss) income	(12,803)		10,070	10,235
Equity holders of the parent	(12,803)		10,070	10,235
Consolidated net (loss) income	(12,803)		10,070	10,235
Wholly-Owned guarantors subsidiaries [member]
Supplemental Statement of Income [Line Items]
Total revenues	80,179		74,718	66,740
Cost of goods sold	40,870		36,595	32,008
Gross profit	39,309		38,123	34,732
Administrative expenses	5,598		5,344	4,711
Selling expenses	22,589		21,243	19,853
Other (expenses) income, net	(330)		(25)	(336)
Interest expense, net	3,210		2,623	2,916
Foreign exchange (loss) gain, net	255		76	(305)
Other financing (expense) income, net			(50)	49
Income taxes	2,270		3,010	2,035
Share of the profit of subsidiaries, associates and joint ventures accounted for using the equity method, net of taxes	9,647		9,547	3,977
Consolidated net (loss) income	15,874		15,451	8,602
Equity holders of the parent	15,874		15,451	8,602
Consolidated net (loss) income	15,874		15,451	8,602
Combined non-guarantor subsidiaries [member]
Supplemental Statement of Income [Line Items]
Total revenues	146,555		114,767	97,855
Cost of goods sold	83,748		63,011	50,629
Gross profit	62,807		51,756	47,226
Administrative expenses	8,293		6,741	6,124
Selling expenses	38,722		32,167	27,429
Other (expenses) income, net	29,304		(3,760)	(1,424)
Interest expense, net	994		1,992	1,809
Foreign exchange (loss) gain, net	(291)		1,244	1,443
Other financing (expense) income, net	1,941		2,647	(45)
Income taxes	2,046		2,140	3,500
Share of the profit of subsidiaries, associates and joint ventures accounted for using the equity method, net of taxes	148		93	150
Consolidated net (loss) income	(14,754)		8,940	8,488
Equity holders of the parent	(15,902)		8,483	8,394
Non-controllinginterest	1,148		457	94
Consolidated net (loss) income	(14,754)		8,940	8,488
Eliminations [member]
Supplemental Statement of Income [Line Items]
Total revenues	(22,955)		(11,768)	(12,236)
Cost of goods sold	(12,524)		(1,550)	(2,307)
Gross profit	(10,431)		(10,218)	(9,929)
Administrative expenses	(5,048)		(4,847)	(4,526)
Selling expenses	(5,384)		(5,371)	(5,403)
Other (expenses) income, net	1
Interest expense, net	1		1
Share of the profit of subsidiaries, associates and joint ventures accounted for using the equity method, net of taxes	30		(23,933)	(16,996)
Consolidated net (loss) income	29		(23,934)	(16,996)
Equity holders of the parent	29		(23,934)	(16,996)
Consolidated net (loss) income	$ 29		$ (23,934)	$ (16,996)